Annual Total Returns - Fidelity® Low-Priced Stock Fund [BarChart] - 07.31 Fidelity Low-Priced Stock Fund Retail PRO-07 - Fidelity® Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund-Retail Class	Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	20.70%
Annual Return 2011	(0.06%)
Annual Return 2012	18.50%
Annual Return 2013	34.31%
Annual Return 2014	7.65%
Annual Return 2015	(0.56%)
Annual Return 2016	8.79%
Annual Return 2017	20.67%
Annual Return 2018	(10.75%)
Annual Return 2019	25.66%